[PICTURE APPEARS HERE]
The Montgomery Funds/SM/


Variable Series

Growth Fund

Semiannual Report
June 30, 1999


                               Invest wisely(R)

I N V E S T ME N T   R E V I E W

Q: How did the Fund perform for the quarter and year ended June 30, 1999?

A: For the quarter ended June 30, 1999, the Portfolio dramatically outperformed its benchmark, returning 18.0% versus the S&P 500 Index's return of 7.0%. In our 1998 year-end shareholder letter, we discussed the fact that stock market results were being driven by a small group of very large-cap companies with extremely high stock valuations. The first quarter of 1999 showed a continuation of these trends. Market dynamics shifted abruptly as we moved into the second quarter, resulting in the Fund's outperforming the S&P 500 by more than 1,000 basis points. Because of the three prior quarters, however, for the 12-month period the Fund returned 13.1% versus 22.7% for the S&P 500.

Q: What trends had the most impact on performance over that period?

A: Although the Fund invests primarily in U.S.-based companies, global trends had the biggest impact on performance during the year. Following a long period of impressive growth in the economies of Asia, the subsequent crisis in the region had a tremendous negative effect on world commodity prices and demand for capital goods. It was this effect that caused the ripple that brought down so many other markets and contributed to the correction in the U.S. market in the third quarter of 1998. Against this backdrop investors fled to the largest, most liquid securities, which they believed could offer sustainable earnings growth regardless of the global economic climate.

By April 1999, however, signs of a recovery in Asia, coupled with substantial, continued strength in the U.S. economy, led to rising commodity prices (especially energy). This helped awaken investors to opportunities in a broad array of attractively valued companies likely to benefit from a resumption of global growth. As a result, there was a market rotation away from richly valued growth stocks into the previously neglected cyclical and smaller-cap sectors, in which the Fund has a higher concentration of its assets.

Q: Did you make any significant changes to the portfolio in response to such shifting market conditions?

A: In spite of the very narrow focus of the market through three of the four quarters of the fiscal year, we maintained our strategy, which emphasizes buying companies that exhibit reasonable valuations yet have substantial forward growth prospects. Today two-thirds of the market capitalization of the S&P 500 Index trades at an average price-to-earnings multiple above 40, more than double the historical norm. Furthermore, these historically high valuations are based on company earnings that are themselves at historic highs (i.e., record net profit margins).

In our opinion the narrowness of the market was due to a set of very unusual global circumstances that caused investors to focus on the near term without taking into consideration the long-term potential and risks. Our strategy, in contrast, involves seeking out companies that are undergoing positive, long-term fundamental change and are attractively valued. This led the portfolio to

--------------------------------------------------------------------------------
                                  Montgomery
                                Variable Series
--------------------------------------------------------------------------------
                                  Growth Fund
--------------------------------------------------------------------------------
                             Portfolio Highlights

                                  (Unaudited)

--------------------------------------------------------------------------------
                             PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Roger Honour ............................................. Sr. Portfolio Manager
Kathryn Peters ............................................... Portfolio Manager

--------------------------------------------------------------------------------
                               FUND PERFORMANCE
--------------------------------------------------------------------------------

           Average annual total returns for the period ended 6/30/99


--------------------------------------------------------------------------------
                           Montgomery Variable Series:
                                   Growth Fund

Since inception (2/6/96) ...............................................  22.81%
One year ...............................................................  13.07%
Three years ............................................................  20.36%

--------------------------------------------------------------------------------
                                  S&P 500 Index
Since 1/31/96 ........................................................    27.45%
One year .............................................................    22.73%
Three years ..........................................................    29.07%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

                           [LINE GRAPH APPEARS HERE]

                        Growth of a $10,000 Investment

                     Growth Fund      S&P 500         Lipper
         2/9/96         10,000         10,000         10,000
         Feb-96         10,040         10,093         10,235
         Mar-96         10,437         10,190         10,318
         Apr-96         11,081         10,340         10,659
         May-96         11,766         10,607         10,943
         Jun-96         11,508         10,647         10,793
         Jul-96         11,002         10,177         10,154
         Aug-96         11,448         10,392         10,510
         Sep-96         11,954         10,976         11,123
         Oct-96         12,272         11,279         11,216
         Nov-96         12,817         12,131         11,911
         Dec-96         12,722         11,890         11,732
         Jan-97         13,166         12,633         12,352
         Feb-97         13,125         12,732         12,201
         Mar-97         12,671         12,210         11,633
         Apr-97         13,145         12,938         12,100
         May-97         14,229         13,729         12,973
         Jun-97         14,807         14,339         13,475
         Jul-97         16,354         15,480         14,619
         Aug-97         16,179         14,613         14,120
         Sep-97         17,066         15,413         14,907
         Oct-97         16,458         14,899         14,340
         Nov-97         16,499         15,588         14,588
         Dec-97         16,357         15,856         14,736
         Jan-98         15,956         16,031         14,822
         Feb-98         17,495         17,187         15,952
         Mar-98         18,416         18,066         16,657
         Apr-98         18,622         18,251         16,860
         May-98         17,972         17,938         16,377
         Jun-98         17,744         18,666         16,979
         Jul-98         16,769         18,468         16,580
         Aug-98         13,821         15,800         13,842
         Sep-98         14,189         16,813         14,675
         Oct-98         15,490         18,179         15,712
         Nov-98         16,400         19,280         16,682
         Dec-98         16,836         20,390         18,055
         Jan-99         17,109         21,249         10,461
         Feb-99         16,431         20,589         10,020
         Mar-99         17,000         21,416         10,486
         Apr-99         18,815         22,232         10,747
         May-99         18,761         21,718         10,520
         Jun-99         20,063         22,905         10,854


1 The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets.

2  The Lipper Growth Funds Average universe consists of 585 funds

--------------------------------------------------------------------------------
                                   Montgomery
                                 Variable Series
--------------------------------------------------------------------------------
                                   Growth Fund
--------------------------------------------------------------------------------
                              Portfolio Highlights

                                   (Unaudited)

--------------------------------------------------------------------------------
                               TOP  TEN HOLDINGS
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Alcoa, Inc. ............................................................. 3.9%
Dow Chemical Company .................................................... 3.0%
Boise Cascade Corporation ............................................... 2.9%
Golden West Financial Corporation ....................................... 2.7%
Union Pacific Resources Group, Inc. ..................................... 2.7%
Raychem Corporation ..................................................... 2.6%
Amerada Hess Corporation ................................................ 2.4%
First Health Group Corporation .......................................... 2.4%
Republic Services, Inc., Class A ........................................ 2.3%
Whirlpool Corporation ................................................... 2.2%

--------------------------------------------------------------------------------
                              TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                     (as a percentage of total net assets)

Paper ................................................................... 5.5%
Telecommunications Equipment ............................................ 4.6%
Railroads ............................................................... 4.0%
Aluminum ................................................................ 3.9%
Construction/Agriculture Equipment/
Trucks .................................................................. 3.6%


Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

be overweighted in basic materials stocks, global industrial stocks and smaller-capitalization issues.

Q: Can you give an example of a stock that has performed well since the prospects of a global economic recovery have broadened investor interest in the market?

A: Alcoa (3.9% of net assets as of 6/30/99) is one of the Fund's commodity sector holdings. It is the world's leading aluminum producer, and its shares have performed very well since the market has begun to broaden. While prices of aluminum were depressed, the company had undergone significant restructuring to enable it to grow earnings even during periods of weak commodity prices. As a result, any aluminum price increase will contribute directly to profits, a fact that is now being recognized by the market.

Q: Which sectors do you think are the riskiest now that the market is trading at all-time highs?

A: We believe that the highly valued growth stocks still represent the biggest investment risk. Even though some of these stocks corrected from March through June 1999, most are still expensive. Although many of these companies have strong fundamentals, their excessive valuations make them risky investments. The market is discounting a long stretch of rapid sales and earnings growth within areas of the economy that typically have the greatest vulnerability to competition and technological change. Against a background of rising interest rates, these risks intensify.

By contrast, in our view there is still a lot of value to be found in the broader market. Many cyclical companies may do well in a global recovery, and we do not think their current potential is reflected in their stock prices.

Q:  How is the Fund positioned in relation to these risks?

A: We have taken the opportunity to trim or eliminate stocks in companies that we believe had become fully valued. In spite of the rally in stocks owned by the Fund, we believe that our current holdings continue to represent attractive long-term investments. Companies such as Alcoa are global players and still have a lot of leverage to improve prices as world economic growth begins to reaccelerate.

                                                          ----------------------
                                                               Montgomery
                                                             Variable Series
                                                          ----------------------
                                                               Growth Fund
                                                          ----------------------
                                                               Investments

P O R T F O L I O   I N V E S T ME N T S
June 30, 1999 (Unaudited)

     Shares                                                       Value (Note 1)
COMMON STOCKS-- 91.0%

Advertising -- 1.0%
  5,500       Snyder Communications, Inc.+ .......................     $ 180,125

Aerospace/Defense -- 1.5%
  7,000       Lockheed Martin Corporation ........................       260,750

Air Freight/Delivery Services -- 1.7%
  5,550       FDX Corporation+ ...................................       301,088

Aluminum -- 3.9%
 11,000       Alcoa, Inc. ........................................       680,625

Books/Magazines -- 1.0%
  3,450       Harcourt General, Inc. .............................       177,891

Clothing/Shoe/Accessory Stores -- 2.9%
  9,450       Nordstrom, Inc. ....................................       316,575
  5,800       TJX Companies, Inc. ................................       193,212
                                                                         -------
                                                                         509,787

Computer Software -- 3.4%
  9,200       Autodesk, Inc. .....................................       272,262
 19,800       Avid Technology, Inc.+ .............................       317,419
                                                                         -------
                                                                         589,681

Construction/Agriculture Equipment/Trucks -- 3.6%
  7,700       Manitowoc Company, Inc. ............................       320,513
  5,500       PACCAR, Inc. .......................................       293,734
                                                                         -------
                                                                         614,247
Consumer Electronics/Appliances -- 2.2%
  5,250       Whirlpool Corporation ..............................       388,500

Contract Drilling -- 0.4%
  6,900       R&B Falcon Corporation+ ............................        64,688

Discount Stores -- 1.5%
 16,000       Kmart Corporation+ .................................       263,000

Diversified Electronic Products -- 1.7%
  1,450       Matsushita Electric Industrial Co., Ltd. ...........       287,553

Diversified Financial Services -- 1.5%
  8,700       Stancorp Financial Group, Inc.+ ....................       261,000

Diversified Manufacture -- 1.0%
  1,900       Tyco International Ltd. ............................       180,025

Drugstore Chains -- 1.2%
  6,600       Duane Reade, Inc.+ .................................       202,125

EDP Services -- 2.8%
  2,050       Computer Sciences Corporation+ .....................       141,835
  6,100       Electronic Data Systems Corporation ................       345,031
                                                                         -------
                                                                         486,866
Electrical Products -- 2.6%
 12,200       Raychem Corporation ................................       451,400

Electrical Production Equipment -- 1.2%
  1,900       Sony Corporation, ADR ..............................       209,712

Environmental Services -- 2.3%
 16,400        Republic Services, Inc., Class A+..................       405,900

Farming/Seeds/Milling -- 0.7%
  7,500        Seminis, Inc.+ ....................................       112,735

Finance Companies -- 1.3%
  4,050        Capital One Financial Corporation .................       225,534

Food Distributors -- 1.3%
 19,500        Fleming Companies, Inc. ...........................       226,688

Forest Products -- 1.6%
  3,900        Weyerhauser Company ...............................       268,125

Industrial Machinery/Components -- 0.9%
  5,900        Applied Power, Inc., Class A ......................       161,144

Integrated Oil Companies -- 2.4%
  7,100        Amerada Hess Corporation ..........................       422,450

Major Banks -- 1.4%
  3,297        Bank of America Corporation .......................       241,711

Major Chemicals -- 3.0%
  4,050        Dow Chemical Company ..............................       513,844

Managed Health Care -- 2.4%
 19,600        First Health Group Corporation+ ...................       422,012

Media Conglomerates -- 1.1%
  6,000        News Corporation Ltd., ADR ........................       189,375

Medical Specialties -- 2.0%
  4,500        Bausch & Lomb, Inc. ...............................       344,250

Motor Vehicles -- 1.7%
  4,450        General Motors Corporation ........................       293,700

Movies/Entertainment -- 1.3%
  8,100        Fox Entertainment Group, Inc., Class A+ ...........       218,194

Multi-Sector Companies -- 1.0%
  2,200        Loews Corporation .................................       174,075

Office/Plant Automation -- 1.3%
  7,700        Newbridge Networks Corporation+ ...................       221,375

Oil and Gas Production -- 2.7%
 28,450        Union Pacific Resources Group, Inc. ...............       464,091

Oilfield Services/Equipment -- 1.6%
  4,450        Schlumberger Ltd. .................................       283,409

Other Metals/Minerals -- 1.7%
  4,400        Rio Tinto PLC, ADR ................................       295,900

Package Goods/Cosmetics -- 0.6%
  1,473        Unilever NV .......................................       102,742

Paper -- 5.5%
 11,800        Boise Cascade Corporation .........................       507,400
  3,900        Chesapeake Corporation ............................       146,006


The accompanying notes are an integral part of these financial statements.

-----------------------
     Montgomery
   Variable Series
-----------------------
    Growth Fund
-----------------------
    Investments

     Shares                                                       Value (Note 1)

COMMON STOCKS --  continued
Paper -- continued
   6,000       International Paper Company ......................   $    303,000
                                                                     -----------
                                                                         956,406

Printing/Forms -- 1.9%
   8,900       Donnelley (R.R.) & Sons Company ..................        329,856

Railroads -- 4.0%
   4,700       Canadian National Railway Company ................        314,900
   6,400       Union Pacific Corporation ........................        373,200
                                                                     -----------
                                                                         688,100

Real Estate Investment Trusts -- 0.9%
  12,800       Host Marriott Corporation ........................        152,000

Savings and Loan Associations -- 2.7%
   4,850       Golden West Financial Corporation ................        475,300

Speciality Chemicals -- 1.7%
   5,550       Nalco Chemical Company ...........................        287,906

Speciality Steels -- 1.0%
   6,100       Carpenter Technology Corporation .................        174,231

Telecommunication Equipment -- 4.6%
   4,700       Carrier Access Corporation+ ......................        205,772
   4,502       Comverse Technology, Inc.+ .......................        339,619
   2,700       Motorola, Inc. ...................................        255,825
                                                                     -----------
                                                                         801,216

Trucking -- 1.3%
  10,025       Swift Transportation Company, Inc.+ ..............        220,237

        Principal Amount                                          Value (Note 1)

TOTAL COMMON STOCKS
 (Cost $13,058,540) ...............................................   15,781,569
                                                                     -----------

REPURCHASE AGREEMENT -- 8.7%
$  1,504,000  Agreement with Prudential Securities,
              Tri-Party, 5.050% dated 06/30/99, to be
              repurchased at $1,504,210 on 07/01/99,
              collateralized by $1,534,082 market value
              of U.S. government and mortgage-backed
              securities, having various maturities and
              interest rates
              (Cost $1,504,000) ...................................    1,504,000
                                                                     -----------

TOTAL INVESTMENTS -- 99.7%
(Cost $14,562,540) ................................................   17,285,569

OTHER ASSETS AND LIABILITIES -- 0.3%
(Net) .............................................................       56,003
                                                                     -----------

NET ASSETS -- 100.0% .............................................. $ 17,341,572
                                                                     ===========

*   Aggregate cost for federal tax purposes is substantially the same.
+   Non-income-producing security.

Abbreviations
ADR     American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                                                        ------------------------
                                                                 Montgomery
                                                               Variable Series
                                                        ------------------------
                                                               Statement of
                                                          Assets and Liabilities
                                                        ------------------------
                                                               June 30, 1999
                                                               (Unaudited)

Assets:                                                                Growth Fund
-----------------------------------------------------------------------------------
Investments in securities, at value (note 1)
     Securities ....................................................  $ 15,781,569
     Repurchase agreements .........................................     1,504,000
                                                                      ------------
Total Investments ..................................................    17,285,569
Cash ...............................................................     1,516,720
Receivables:
     Investment securities sold ....................................       152,975
     Dividends .....................................................        16,310
     Expenses absorbed by Manager ..................................         6,462
     Interest ......................................................           201
Deferred organization costs (note 1) ...............................        21,074
                                                                      ------------
Total Assets .......................................................    18,999,311
                                                                      ------------

Liabilities:
-----------------------------------------------------------------------------------
Payables:
    Investment securities purchased ................................     1,645,561
    Custodian fees .................................................         4,434
    Trustees' fees and expenses ....................................         3,869
    Accounting fees ................................................         1,332
    Transfer agency and servicing fees .............................           100
    Other accrued liabilities and expenses .........................         2,443
                                                                      ------------
Total Liabilities ..................................................     1,657,739
                                                                      ------------
Net Assets .........................................................   $17,341,572
Investments at identified cost .....................................   $14,562,540

Net Assets Consist of:
-----------------------------------------------------------------------------------
Undistributed net investment income ................................   $    53,999
Accumulated net realized gain on securities sold ...................       751,638
Net unrealized appreciation of investments .........................     2,723,029
Shares of beneficial interest ......................................         9,460
Additional paid-in capital .........................................    13,803,446
                                                                      ------------
Net Assets .........................................................   $17,341,572
                                                                      ------------

Net Assets:
-----------------------------------------------------------------------------------
Net assets .........................................................   $17,341,572
Number of Fund shares outstanding ..................................       945,982
Net asset value, offering and redemption price per
  share outstanding ................................................   $     18.33
                                                                      ------------

The accompanying notes are an integral part of these financial statements.

--------------------------------
        Montgomery
      Variable Series
--------------------------------
 Statement of Operations
--------------------------------
 Six Months Ended June 30, 1999
        (Unaudited)

Net Investment Income:                                               Growth Fund
--------------------------------------------------------------------------------
Investment Income:
Interest .......................................................... $    21,837
Dividends .........................................................      92,614
                                                                    -----------
Total Income ......................................................     114,451
                                                                    -----------
Expenses:
Management fee (note 2) ...........................................      69,230
Legal and audit fees ..............................................      16,376
Custodian fee .....................................................       8,464
Amortization of organization expenses (note 1) ....................       6,152
Printing fees .....................................................       5,468
Accounting expenses ...............................................       3,131
Trustees' fees ....................................................       2,823
Transfer agency and servicing fees ................................       2,626
Other .............................................................       3,140
Registration fees .................................................       1,069
Interest expense ..................................................         110
                                                                    -----------
Total Expenses ....................................................     118,589
Fees deferred and/or expenses absorbed by Manager (note 2) ........     (31,312)
                                                                    -----------
Net Expenses ......................................................      87,277
Net Investment Income .............................................      27,174
                                                                    -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
--------------------------------------------------------------------------------
Net realized gain/(loss) from securities transactions ............      619,140

Net change in unrealized appreciation/(depreciation) of investments   1,846,414

Net Realized and Unrealized Gain/(Loss) on Investments ............   2,465,554
                                                                    -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations ... $ 2,492,728
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

                                                                                            -----------------------------
                                                                                                     Montgomery
                                                                                                   Variable Series
                                                                                            -----------------------------
                                                                                                    Statement of
                                                                                               Changes in Net Assets
                                                                                            -----------------------------
                                                                                                    (Unaudited)

                                                                                                      Growth Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                                                Six Months
                                                                                                  Ended        Year Ended
                                                                                                 6/30/99        12/31/98
Increase/(Decrease) in Net Assets from Operations:
-------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)  .............................................................   $   27,174    $   80,695
Net realized gain/(loss) on securities  ...................................................      619,140       197,527
Net unrealized appreciation/(depreciation) of securities during the period  ...............    1,846,414       (87,985)
                                                                                              -----------   ------------
Net Increase/(Decrease) in Net Assets Resulting from Operations  ..........................    2,492,728       190,237

Distributions to Shareholders:
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income  .................................          --        (53,870)
Distributions to shareholders from net realized gains  ....................................          --        (68,399)
                                                                                              -----------   ------------
Total Distributions  ......................................................................          --       (122,269)

Beneficial Interest Transactions:
-------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions (note 4)  ...................    1,397,209       786,288
                                                                                              -----------   ------------
Net Increase/(Decrease) in Net Assets  ....................................................    3,889,937       854,256

Net Assets:
-------------------------------------------------------------------------------------------------------------------------
Beginning of Period  ......................................................................   13,451,635    12,597,379
End of Period  ............................................................................  $17,341,572   $13,451,635
Accumulated Undistributed Net Investment Income  ..........................................  $    53,999   $    26,870

The accompanying notes are an integral part of these financial statements.

--------------------------
        Montgomery
     Variable Series
--------------------------
   Financial Highlights
--------------------------

                                                                                                       Growth Fund

Selected Per-Share Data for the Year or Period Ended:                                     6/30/99  Fiscal Year Ended December 31,
                                                                                                   ------------------------------
                                                                                        (Unaudited)   1998     1997     1996(a)
Net Asset Value - Beginning of Period ................................................   $  15.39  $  15.09  $ 12.33  $ 10.08
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) .........................................................       0.03      0.09     0.16     0.15
Net realized and unrealized gain/(loss) on investments ...............................       2.91      0.35     3.35     2.59
--------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations ...........       2.94      0.44     3.51     2.74
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income .................................................         --     (0.06)   (0.16)   (0.15)
Distributions from net realized capital gains ........................................         --     (0.08)   (0.59)   (0.34)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions ..................................................................         --     (0.14)   (0.75)   (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period ......................................................   $  18.33  $  15.39  $ 15.09  $ 12.33
--------------------------------------------------------------------------------------------------------------------------------
Total Return(*) ......................................................................      19.17%     2.93%   28.57%   27.22%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s) ....................................................     17,342    13,452   12,597    2,127
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets ..........................       0.39%+    0.57%    1.74%    2.55%+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager ......................      (0.00)@$   0.07  $  0.01  $ (0.27)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate ..............................................................         40%       57%      53%      78%
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense .....................................       1.27%+    1.25%    0.35%    0.01%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and tax expense .       1.72%+    1.40%    1.97%    6.98%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense .....................................       1.25%+    1.25%    0.34%      --
--------------------------------------------------------------------------------------------------------------------------------

(a) Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996
(*) Total return represents aggregate total return for the periods indicated.
+   Annualized.
@   Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.

                                                   ----------------------------
                                                            The Montgomery
                                                              Funds III
                                                    ----------------------------
                                                                Notes
                                                    ----------------------------
                                                        to Financial Statements
                                                               (Unaudited)

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 1999, the Trust had three series: the Montgomery Variable
Series: Growth Fund, Montgomery Variable Series: Emerging
Markets Fund, and Montgomery Variable Series: Small Cap Opportunities Fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Growth
Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: Small Cap Opportunities Fund are presented under separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale, the mean of the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

c. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

d. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Interest income, including, accretion/amortization of premium/discount on short-term investments, is recognized on the accrual basis.

e. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

-------------------------
     The Montgomery
       Funds III
-------------------------
        Notes
-------------------------
to Financial Statements
      (Unaudited)

f. Organization Costs

Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

g. Expenses

General expenses of the Trust are allocated to the Fund based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerz-bank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:

          First                      Next                   Over
      $500 Million               $500 Million            $1 Billion
      ------------               ------------            ----------

         1.00%                     0.90%                   0.80%

Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term. For the six months ended June 30, 1999, the Manager deferred fees of $31,312 and absorbed no expenses. As of June 30, 1999, the deferred management fees and absorbed expenses subject to recoupment are $241,257.

b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds III).

3.   SECURITIES TRANSACTIONS:

a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six-month period ended June 30, 1999, were $6,022,576 and $5,349,541, respectively.

b. At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $3,239,329 and $516,300, respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Montgomery Variable Series: Growth Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six-month period ended June 30, 1999, there were no borrowings under this agreement.

                                                        ------------------------
                                                             The Montgomery
                                                                Funds III
                                                        ------------------------
                                                                  Notes
                                                        ------------------------
                                                         to Financial Statements
                                                               (Unaudited)

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                           Six-Month Period Ended
                                                 6/30/99                  Year Ended 12/31/98
                                                (Unaudited)
                                          Shares         Amount         Shares        Amount
------------------------------------------------------------------------------------------------
Sold                                     607,009      $10,180,368       683,115     $10,396,707
Issued as reinvestment of dividends           --               --         8,317         122,269
Redeemed                                (535,262)      (8,783,159)     (652,075)     (9,732,688)
------------------------------------------------------------------------------------------------
Net increase/(decrease)                   71,747      $ 1,397,209        39,357     $   786,288
------------------------------------------------------------------------------------------------

At June 30, 1999, shareholders of the Fund with ownership of 10% or greater included three shareholders, comprising ownership of 76.62% of the total aggregate shares outstanding.

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[LETTERHEAD APPEARS HERE]